Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,900,000
Total Fee Amount	5,095.89
Total Offset Amount	0.00
Net Fee	$ 5,095.89
Offset Table N/A	N/A